Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2018	Dec. 31, 2017
Ordinary shares, par value (in dollars per share)	$ 0.01	$ 0.01
Ordinary shares, authorized shares	1,000,000,000	1,000,000,000
Ordinary shares, issued shares	187,490,478	187,490,478
Ordinary shares, outstanding shares	181,763,770	181,763,770
Treasury stock, shares	5,726,708	5,726,708